CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)		Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents		$ 1,686,596	$ 3,106,244	$ 7,208,037	[1]
Restricted cash	[1]			369,280
Accounts receivable, net		2,941,245	19,370,665	26,962,085	[1]
Licensed content, current		0	16,958,149	16,958,149	[1]
Inventory	[1]			216,453
Prepayments		1,013,384	2,042,041	2,202,728	[1]
Other current assets		2,371,913	3,594,942	2,276,096	[1]
Total current assets		8,013,138	45,072,041	56,192,828	[1]
Property and Equipment, net		14,504,993	15,029,427	127,275	[1]
Intangible assets, net		81,960,331	3,036,352	148,874	[1]
Goodwill		10,028,073	704,884	0	[1]
Long-term investments		42,159,313	26,408,609	6,975,511	[1]
Operating lease right of use assets		6,845,031	0
Other non-current assets		1,252,797	3,983,799
Total assets		164,763,676	94,235,112	63,444,488	[1]
Current liabilities: (including amounts of the consolidated VIEs without recourse to Ideanomics, Inc. See Note 4)
Accounts payable		1,543,291	19,265,094	26,829,593	[1]
Deferred revenue		458,894	405,929	222,350	[1]
Accrued interest due to a related party			140,055	20,055	[1]
Accrued salaries			706,351	737,072	[1]
Amount due to related parties		2,565,812	800,822	434,030	[1]
Other current liabilities		9,141,870		801,560	[1]
Current portion of operating lease liabilities		912,271	0
Convertible promissory note due to related parties		1,288,032		3,000,000	[1]
Total current liabilities		15,910,170	29,933,597	32,044,660	[1]
Deferred tax liabilities		0	513,935
Asset retirement obligations		6,392,500	8,000,000
Convertible promissory note due to related parties - long term		3,000,000	0
Convertible note-long term		12,627,531	11,313,770
Promissory note - long term		3,000,000	0
Operating lease liability-long term		6,329,533	0
Other non-current liabilities	[1]			384,243
Total liabilities		47,259,734	49,761,302	32,428,903	[1]
Commitments and contingencies (Note 18)					[1]
Convertible redeemable preferred stock:
Series A - 7,000,000 shares issued and outstanding, liquidation and deemed liquidation preference of $3,500,000 as of September 30, 2019 and December 31, 2018		1,261,995	1,261,995	1,261,995	[1]
Equity:
Common stock - $0.001 par value; 1,500,000,000 shares authorized, 132,696,071 shares and 102,766,006 shares issued and outstanding as of September 30, 2019 and December 31, 2018, respectively		132,696	102,765	68,509	[1]
Additional paid-in capital		255,737,318	195,779,576	158,449,544	[1]
Accumulated deficit		(138,468,441)	(149,975,302)	(126,693,022)	[1]
Accumulated other comprehensive loss		(1,557,346)	(1,664,598)	(782,074)	[1]
Total IDEX shareholder's equity		115,844,227	44,242,441	31,042,957	[1]
Non-controlling interest		397,720	(1,030,626)	(1,289,367)	[1]
Total equity		116,241,947	43,211,815	29,753,590	[1]
Total liabilities, convertible redeemable preferred stock and equity		$ 164,763,676	$ 94,235,112	$ 63,444,488	[1]

[1]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited (“Guang Ming”). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)